UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
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Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               11-13-2007
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 108
                                        -------------------

Form 13F Information Table Value Total: $211,314
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           Independent Invetors, Inc.
                           FORM 13F INFORMATION TABLE

                                                               FAIR MKT. SHARES/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP          VALUE   PRN AMT   DSCRETN   MANAGERS  SOLE  SHARED   NONE
--------------                  --------------    -----          -----   -------   -------   --------  ----  ------   ----
3M                               Common Stock    88579Y101      3218000   34390     SOLE                 X
ABBOTT LABORATORIES              Common Stock    002824100      4002000   74650     SOLE                 X
ADOBE SYSTEMS, INC.              Common Stock    00724F101      2900000   66430     SOLE                 X
AGILENT TECHNOLOGIES             Common Stock    00846U101       398000   10800     SOLE                 X
AIR PRODUCTS & CHEMICALS         Common Stock    009158106       703000    7200     SOLE                 X
ALTRIA GROUP INC.                Common Stock    02209S103      1091000   15700     SOLE                 X
AMERICAN EXPRESS CO.             Common Stock    025816109      1853000   31220     SOLE                 X
AMGEN INC.                       Common Stock    031162100      2070000   36607     SOLE                 X
APPLE COMPUTER                   Common Stock    037833100      8502000   55400     SOLE                 X
AQUA AMERICA                     Common Stock    03836W103      1560000   68798     SOLE                 X
ARCH COAL                        Common Stock    039380100      1754000   52000     SOLE                 X
AUTODESK                         Common Stock    052769106       848000   16990     SOLE                 X
AVON PRODUCTS                    Common Stock    054303102      1313000   35000     SOLE                 X
BB&T CORPORATION                 Common Stock    054937107      1005000   24900     SOLE                 X
BP plc (ADR)                     Common Stock    055622104      2359000   34024     SOLE                 X
BAKER HUGHES, INC.               Common Stock    057224107      1807000   20000     SOLE                 X
BANK OF NY MELLON CORP           Common Stock    064058100      1026000   23251     SOLE                 X
BANK OF AMERICA                  Common Stock    06605010        331000    6600     SOLE                 X
BAXTER INTERNATIONAL             Common Stock    071813109      3022000   53700     SOLE                 X
BERKSHIRE HATHAWAY INC. CL. "B"  Common Stock    084670207       746000     189     SOLE                 X
BOEING CORPORATION               Common Stock    097023105      2467000   23500     SOLE                 X
BRISTOL-MYERS SQUIBB             Common Stock    110122108       806000   28000     SOLE                 X
CANON INC                        Common Stock    138006309       529000    9755     SOLE                 X
CAPITAL ONE FINANCIAL            Common Stock    14040H105      1959000   29500     SOLE                 X
CHEVRON TEXACO                   Common Stock    166764100       893000    9550     SOLE                 X
CISCO SYSTEMS                    Common Stock    17275R102      4511000  136175     SOLE                 X
CITIGROUP                        Common Stock    172967101      3519000   75414     SOLE                 X
COCA COLA                        Common Stock    191216100      3145000   54738     SOLE                 X
COLGATE-PALMOLIVE COMPANY        Common Stock    194162103      1618000   22700     SOLE                 X
COMCAST CP A                     Common Stock    20030N101       912000   37741     SOLE                 X
CONOCO PHILLIPS                  Common Stock    20825c104       995000   11346     SOLE                 X
CORNING INC.                     Common Stock    219350105       931000   37800     SOLE                 X
COVIDIEN                         Common Stock    G2552X108       243000    5875     SOLE                 X
CYTEC INDUSTRIES                 Common Stock    232820100      1707000   24970     SOLE                 X
DEVON ENERGY CORP.               Common Stock    25179M103      1564000   18800     SOLE                 X
DIEBOLD                          Common Stock    253651103       699000   15400     SOLE                 X
DISCOVER FINANCIAL SERVICES      Common Stock    254709108       391000   18800     SOLE                 X
DISNEY (WALT) CO.                Common Stock    254687106      2349000   68325     SOLE                 X
DOVER CORP                       Common Stock    260003108      1961000   38500     SOLE                 X
DUPONT DE NEMOURS                Common Stock    263534109      1227000   24759     SOLE                 X
EMC CORP                         Common Stock    268648102       255000   12300     SOLE                 X
EMERSON CO.                      Common Stock    291011104      3954000   74300     SOLE                 X
EXXON MOBIL                      Common Stock    30231G102     12358000  133523     SOLE                 X
FIRST MARBLEHEAD                 Common Stock    320771108      1698000   44775     SOLE                 X
FLUOR CORP                       Common Stock     34386110      1814000   12600     SOLE                 X
GENENTECH INC. NEW               Common Stock    368710406      1677000   21500     SOLE                 X
GENERAL ELECTRIC                 Common Stock    369604103      7974000  192630     SOLE                 X
GENTEX CORPORATION               Common Stock    371901109       857000   40000     SOLE                 X
GOLDMAN SACHS                    Common Stock    38141G104      1918000    8850     SOLE                 X
HALLIBURTON COMPANY              Common Stock    406216101      1355000   35300     SOLE                 X
HOME DEPOT                       Common Stock    437076102      1998000   61613     SOLE                 X
HONEYWELL INTL                   Common Stock    438516106      3746000   62990     SOLE                 X
IBM CORPORATION                  Common Stock    459200101      2486000   21111     SOLE                 X
ISHARE MSCI EAFE VALUE INDEX     Common Stock    464288877       335000    4300     SOLE                 X
ISHARES MCSI EMERGING MKTS       Common Stock    464287234       403000    2700     SOLE                 X
ISHARES TR MSCI EAFE INDEX FD    Common Stock    464287465       685000    8300     SOLE                 X
ITT INDUSTRIES                   Common Stock    450911102      1338000   19700     SOLE                 X
ILLINOIS TOOL WORKS, INC.        Common Stock    452308109       226000    3800     SOLE                 X
INGERSOLL-RAND COMPANY LTD       Common Stock    G4776G101      1454000   26700     SOLE                 X
INTEL CORP.                      Common Stock    458140100      2488000   96225     SOLE                 X
JP MORGAN CHASE & CO.            Common Stock    46625H100      4041000   88198     SOLE                 X
JACOBS ENGINEERING GROUP         Common Stock    469814107      4036000   53410     SOLE                 X
JOHNSON & JOHNSON                Common Stock    478160104      8075000  122922     SOLE                 X
JOY GLOBAL, INC.                 Common Stock    481165108       539000   10600     SOLE                 X
KIMBERLY CLARK                   Common Stock    494368103       955000   13600     SOLE                 X
KRAFT FOODS, INC.                Common Stock    50075N104       198000    5743     SOLE                 X
L-3 COMMUNICATIONS               Common Stock    502424104      1603000   15700     SOLE                 X
LILLY (ELI) & CO.                Common Stock    532457108      1565000   27500     SOLE                 X
LOCKHEED MARTIN CORP             Common Stock    539830109      2408000   22200     SOLE                 X
MARSH & MCLENNAN COMPANIES       Common Stock    571748102       599000   23500     SOLE                 X
MEDTRONIC                        Common Stock    585055106       885000   15690     SOLE                 X
MERRILL LYNCH                    Common Stock    590188108      3749000   52600     SOLE                 X
MICROSOFT CORPORATION            Common Stock    594918104      2969000  100790     SOLE                 X
MORGAN STANLEY                   Common Stock    617446448      2880000   45720     SOLE                 X
MOTOROLA, INC.                   Common Stock    620076109       568000   30700     SOLE                 X
NESTLE ADR                       Common Stock    641069406       223000    2000     SOLE                 X
NETWORK APPLIANCE                Common Stock    64120J104       322000   12000     SOLE                 X
NIKE INC.                        Common Stock    654106103      1114000   19000     SOLE                 X
NOKIA CORP                       Common Stock    654902204       417000   11000     SOLE                 X
NORFOLK SOUTHERN CORP.           Common Stock    655844108      1328000   25600     SOLE                 X
ORACLE CORPORATION               Common Stock    68389X105      1807000   83500     SOLE                 X
PALL CORPORATION                 Common Stock    696429307      1167000   30000     SOLE                 X
PEPSICO                          Common Stock    713448108      2382000   32525     SOLE                 X
PFIZER                           Common Stock    717081103      2667000  109200     SOLE                 X
PRECISION CASTPARTS              Common Stock    740189105       369000    2500     SOLE                 X
PROCTER & GAMBLE                 Common Stock    742718109      9546000  135720     SOLE                 X
QUALCOMM                         Common Stock    747525103      2413000   57100     SOLE                 X
ROYAL DUTCH PETROLEUM            Common Stock    780257804       246000    3000     SOLE                 X
SARA LEE CORP                    Common Stock    803111103       333000   20000     SOLE                 X
SCHLUMBERGER LIMITED             Common Stock    806857108      5570000   53050     SOLE                 X
STRYKER CORPORATION              Common Stock    863667101      2315000   33680     SOLE                 X
SUNTECH POWER                    Common Stock    86800C104      1013000   25400     SOLE                 X
SYMANTEC                         Common Stock    871503108       432000   22300     SOLE                 X
TETRA TECH INC.                  Common Stock    88162G103       973000   46100     SOLE                 X
THOMAS & BETTS CORP.             Common Stock    884315102       703000   12000     SOLE                 X
TIME WARNER                      Common Stock    887317105       524000   28550     SOLE                 X
TYCO ELECTRONICS                 Common Stock    G9144P105       208000    5875     SOLE                 X
TYCO INTERNATIONAL, LTD.         Common Stock    902124106       260000    5875     SOLE                 X
UNITED PARCEL SERVICE            Common Stock    911312106      5692000   75800     SOLE                 X
UNITED TECHNOLOGIES              Common Stock    913017109       370000    4600     SOLE                 X
WM WRIGLEY JR. CO.               Common Stock    982526105      1501000   23375     SOLE                 X
WACHOVIA CORP                    Common Stock    929771103       741000   14793     SOLE                 X
WATERS CORP                      Common Stock    941848103      5701000   85200     SOLE                 X
WATTS WATER TECHNOLOGIES         Common Stock    942749102      1866000   60800     SOLE                 X
WELLS FARGO                      Common Stock    30226D106      1374000   38600     SOLE                 X
WYETH                            Common Stock    983024100       267000    6000     SOLE                 X
ZIMMER HOLDINGS                  Common Stock    98956P102       447000    5520     SOLE                 X
TOTAL VALUE                                                 211,314,000